CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUES	$ 12,364	$ 3,903
COST OF REVENUES	(2,696)	(541)
GROSS PROFIT	9,668	3,362
OPERATING EXPENSES
Research and development, net	1,802	349
Sales and marketing	3,222	1,410
General and administration	1,094	435
Total operating expenses	6,118	2,194
OPERATING INCOME	3,550	1,168
FINANCIAL EXPENSES, NET	100	42
INCOME BEFORE INCOME TAX	3,450	1,126
INCOME TAX BENEFIT		3,001
NET INCOME	$ 3,450	$ 4,127
NET INCOME PER SHARE
Basic	$ 0.26	$ 0.47
Diluted	$ 0.26	$ 0.43
Weighted average number of ordinary shares used in computing basic income per share	13,391,037	8,740,001
Weighted average number of ordinary shares used in computing diluted income per share	13,471,288	9,553,082